INVENTORIES	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2024	2023
	Unaudited	Audited

Raw materials, parts and supplies	$14,991	$11,993
Work in progress and assembled raw materials	8,763	9,392
Finished products	13,020	17,140

	$36,774	$38,525

Inventory net write-offs amounted to $1,113 and $1,455 during the six months ended June 30, 2024 and 2023, respectively.